Item 1. Schedule of Investments:
--------------------------------
Putnam Michigan Tax Exempt Income Fund


QUARTERLY PORTFOLIO HOLDINGS

8-31-04


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Putnam Michigan Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  FGIC -- Financial Guaranty Insurance Company
  FNMA Coll. -- Federal National Mortgage Association Collateralized
  FSA -- Financial Security Assurance
  G.O. Bonds -- General Obligation Bonds
  MBIA -- MBIA Insurance Company
  Q-SBLF -- Qualified School Board Loan Fund
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (99.4%) (a)
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Principal amount                                                                  Rating (RAT)        Value
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
Michigan (87.4%)
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                 Detroit, City School Dist. G.O. Bonds
     $1,000,000  (School Bldg. & Site Impt.), Ser. A,
                 FGIC, 6s, 5/1/21                                                 Aaa            $1,211,250
      1,000,000  (School Bldg. & Site Impt.), Ser. A,
                 FGIC, 6s, 5/1/20                                                 Aaa             1,213,750
      1,500,000  Ser. C, FGIC, Q-SBLF, 5 1/4s, 5/1/17                             Aaa             1,700,625
      1,500,000  Detroit, Downtown Dev. Auth. Tax
                 Increment Rev. Bonds (Dev. Area No. 1),
                 Ser. A, MBIA, 4 3/4s, 7/1/25                                     Aaa             1,507,500
      4,875,000  Detroit, G.O. Bonds, Ser. A, 6.8s,
                 4/1/15                                                           Aaa             5,080,091
      2,000,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.35s, 7/1/33                                                    VMIG1           2,000,000
                 Detroit, Wtr. Supply Syst. Rev. Bonds
      3,000,000  Ser. A, MBIA Second Lien, 5 3/4s, 7/1/11                         Aaa             3,487,500
      2,480,000  (Sr. Lien), Ser. A, MBIA, 5 1/4s, 7/1/19                         Aaa             2,715,600
      3,065,000  Detroit/Wayne Cnty., Stad. Auth. Rev.
                 Bonds, FGIC, 5 1/4s, 2/1/27                                      Aaa             3,141,625
      4,700,000  Dickinson Cnty., Hosp. Rev. Bonds
                 (Memorial Hosp. Syst.), 8 1/8s, 11/1/24                          Baa3            4,845,888
      1,000,000  Dickinson Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 5 3/4s, 6/1/16                                            Baa2            1,076,250
                 Flint, Hosp. Auth. Rev. Bonds (Hurley
                 Med. Ctr.), Ser. A
        630,000  6s, 7/1/06                                                       Baa3              658,350
      1,000,000  5 3/8s, 7/1/20                                                   Baa3              951,250
      1,000,000  Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A, 5
                 3/4s, 9/1/17                                                     Ba2               938,750
      2,000,000  Gibraltar, School Dist. G.O. Bonds
                 (School Bldg. & Site), FGIC, 5s, 5/1/21                          Aaa             2,115,000
      1,000,000  Grand Rapids, Hsg. Fin. Auth. Rev.
                 Bonds, Ser. A, FNMA Coll., 7 5/8s,
                 9/1/23                                                           AAA             1,002,450
      2,000,000  Greater Detroit, Res. Recvy. Auth. Rev.
                 Bonds, Ser. A, AMBAC, 6 1/4s, 12/13/06                           Aaa             2,187,500
      2,190,000  Harper Creek, Cmnty. School Dist. G.O.
                 Bonds, Q-SBLF, 5 1/8s, 5/1/31                                    Aa1             2,236,538
      1,500,000  Hartland, Cons. School Dist. G.O. Bonds,
                 FGIC, 6s, 5/1/18                                                 Aaa             1,751,250
      1,000,000  Huron, School Dist. G.O. Bonds, FSA, 5
                 5/8s, 5/1/15                                                     Aaa             1,121,250
      7,000,000  Kalamazoo, Hosp. Fin. Auth. Fac. Rev.
                 Bonds, FGIC, 5.244s, 6/1/11                                      Aaa             7,185,780
      1,450,000  Kent, Hosp. Fin. Auth. Rev. Bonds
                 (Spectrum Hlth.), Ser. A, MBIA, 5 1/2s,
                 1/15/16                                                          AAA             1,620,375
      1,035,000  Lansing, Bldg. Auth. G.O. Bonds, Ser. A,
                 MBIA, 5 3/8s, 6/1/20                                             AAA             1,134,619
      3,000,000  Livonia, Pub. School Dist. G.O. Bonds,
                 Ser. A, MBIA, 5s, 5/1/22                                         Aaa             3,146,250
        650,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-              613,438
        800,000  Manistee, Area School Dist. G.O. Bonds,
                 FGIC, 5 3/4s, 5/1/19                                             Aaa               910,000
                 MI Higher Ed. Fac. Auth. Rev. Bonds
      1,000,000  (Ltd. Obligation-Hope College), Ser. A,
                 5.55s, 4/1/24                                                    BBB             1,046,250
        250,000  (Kalamazoo College), 5s, 12/1/20                                 A1                257,500
      1,000,000  MI Muni. Bond Auth. Rev. Bonds (Drinking
                 Wtr. Revolving Fund), 5 1/2s, 10/1/18                            Aaa             1,146,250
      2,300,000  MI Pub. Pwr. Agcy. Rev. Bonds (Belle
                 River Project), Ser. A, MBIA, 5 1/4s,
                 1/1/15                                                           Aaa             2,601,875
                 MI State Bldg. Auth. Rev. Bonds
      5,750,000  Ser. I, AMBAC, 6 1/2s, 10/1/07                                   Aaa             6,504,688
      1,830,000  (Fac. Program), Ser. I, 4 3/4s, 10/15/25                         Aa2             1,900,913
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,000,000  (Oakwood Hosp.), Ser. A, 6s, 4/1/22                              A2              1,075,000
      1,000,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5
                 3/4s, 1/1/21                                                     A2              1,067,500
        650,000  (Sparrow Hosp.), 5 1/2s, 11/15/21                                A1                670,313
      1,000,000  (Oakwood Oblig. Group), 5 1/2s, 11/1/17                          A2              1,072,500
      1,000,000  (Chesea Cmnty. Hosp.), 5 3/8s, 5/15/19                           BBB             1,002,500
                 MI State Hsg. Dev. Auth. Ltd. Oblig.
                 Rev. Bonds (Parkway Meadows), FSA
      1,085,000  4s, 10/15/12                                                     Aaa             1,124,331
      1,045,000  4s, 10/15/11                                                     Aaa             1,093,331
      2,900,000  MI State Hsg. Dev. Auth. Rental Hsg.
                 Rev. Bonds, Ser. B, AMBAC, 5.45s,
                 10/1/12                                                          Aaa             2,943,500
      2,000,000  MI State South Central Pwr. Agcy. Rev.
                 Bonds, AMBAC, 5s, 11/1/09                                        Aaa             2,215,000
      1,150,000  MI State Strategic Fund Ltd. Rev. Bonds
                 (Ford Motor Co.), Ser. A, 7.1s, 2/1/06                           Baa1            1,216,125
      1,000,000  MI State Strategic Fund Solid Waste
                 Disp. FRB (Waste Mgt., Inc.), 4.2s,
                 12/1/12                                                          BBB             1,017,500
                 MI State Strategic Fund Solid Waste
                 Disp. Rev. Bonds
        300,000  (Genesee Pwr. Station), 7 1/2s, 1/1/21                           B/P               264,375
        700,000  (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22                         BB/P              727,125
      1,250,000  MI State Strategic Fund, Ltd. Mandatory
                 Put Bonds (Dow Chemical), 3.8s, 6/1/06                           A3              1,279,686
                 MI State Strategic Fund, Ltd. Rev. Bonds
      1,500,000  (Detroit Edison Co.), AMBAC, 7s, 5/1/21                          Aaa             1,974,375
      3,000,000  (Worthington Armstrong Venture), U.S.
                 Govt. Coll., 5 3/4s, 10/1/22                                     AAA/P           3,382,500
        620,000  (Detroit Edison Poll. Control), 5.65s,
                 9/1/29                                                           A3                633,175
      5,000,000  (Detroit Edison Co.), Ser. A, MBIA,
                 5.55s, 9/1/29                                                    Aaa             5,250,000
      1,000,000  (Detroit Edison Co.), AMBAC, 4.85s,
                 9/1/30                                                           Aaa             1,076,250
        850,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 7/8s, 7/23/09                                           Ba3               885,063
      1,000,000  Pennfield, School Dist. G.O. Bonds
                 (School Bldg. and Site), FGIC, 5s,
                 5/1/26                                                           Aaa             1,023,750
      1,500,000  Pontiac Tax Increment Finance Authority
                 Rev. Bonds, 6 3/8s, 6/1/31                                       BB+             1,522,500
        500,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds
                 (North Oakland Med. Ctr.), 6s, 8/1/23                            Ba1               425,000
      1,400,000  Rochester Cmnty. School Dist. G.O.
                 Bonds, Q-SBLF, Ser. II, 5 1/2s, 5/1/21                           Aa1             1,540,000
      1,015,000  Romulus, Township Cmnty. Schools G.O.
                 Bonds, Q-SBLF, 5s, 5/1/11                                        Aa1             1,125,381
      1,000,000  Royal Oak, Hosp. Fin. Auth. Rev. Bonds
                 (William Beaumont Hosp.), Ser. M, MBIA,
                 5 1/4s, 11/15/35                                                 Aaa             1,023,750
      2,500,000  Southfield, Pub. Schools G.O. Bonds,
                 Ser. B, FSA, 5s, 5/1/14                                          AAA             2,790,625
      1,000,000  St, Clair Cnty., G.O. Bonds, AMBAC, 5s,
                 4/1/21                                                           AAA             1,056,250
      1,000,000  Walled Lake, Cons. School Dist. G.O.
                 Bonds, 5 1/2s, 5/1/12                                            Aa1             1,143,750
      1,370,000  Warren Cons. School Dist. G.O. Bonds,
                 Q-SBLF, 5s, 5/1/12                                               Aa1             1,520,700
      3,000,000  Waterford, Econ. Dev. Corp. Rev. Bonds
                 (Canterbury Hlth.), 6s, 1/1/39                                   B-/P            2,216,250
      2,000,000  Wayland, Unified School Dist. Rev.
                 Bonds, FGIC, Q-SBLF, 8s, 5/1/10                                  Aaa             2,435,000
      2,405,000  Wayne Cnty., Bldg. Auth. G.O. Bonds,
                 Ser. A, MBIA, 6s, 6/1/08                                         Aaa             2,612,431
                 West Bloomfield, School Dist. G.O. Bonds
                 (School Bldg. & Site)
      1,000,000  MBIA, 5 5/8s, 5/1/16                                             Aaa             1,118,750
      1,325,000  FSA, 5s, 5/1/24                                                  Aaa             1,373,031
                 Western MI U. Rev. Bonds, AMBAC
      1,180,000  5s, 7/15/11                                                      Aaa             1,314,225
      1,120,000  5s, 7/15/10                                                      Aaa             1,241,800
      1,240,000  Ypsilanti, School Dist. G.O. Bonds,
                 FGIC, 5 3/8s, 5/1/26                                             Aaa             1,311,300
      1,425,000  Zeeland, Pub. Schools G.O. Bonds (School
                 Bldg. & Site), MBIA, 5s, 5/1/27                                  Aaa             1,455,281
                                                                                              -------------
                                                                                                127,230,278
Montana (1.0%)
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      1,350,000  Mount Clemens Cmnty. School Dist. Rev.
                 Bonds (School Bldg. & Site), Q-SBLF, 5
                 1/2s, 5/1/18                                                     Aaa             1,506,938

North Carolina (1.1%)
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      1,400,000  Ecorse, Pub. School Dist. G.O. Bonds,
                 FGIC, 6 1/2s, 5/1/08                                             Aaa             1,592,500

Puerto Rico (9.9%)
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        680,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 3/8s, 5/15/33                                      BBB               617,950
                 Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
      2,500,000  MBIA, 5 3/4s, 7/1/26                                             Aaa             2,871,875
      3,085,000  Ser. A, MBIA, 5 1/2s, 7/1/16                                     AAA             3,613,306
      2,100,000  Cmnwlth. of PR, Pub. Bldg. Auth. Rev.
                 Bonds, Ser. A, AMBAC, 6 1/4s, 7/1/14                             Aaa             2,593,500
      3,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH,
                 FSA, 5 1/4s, 7/1/29                                              Aaa             3,131,250
      1,500,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,606,875
                                                                                              -------------
                                                                                                 14,434,756
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                 Total Investments (cost $138,780,182) (b)                                     $144,764,472
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

      NOTES

  (a) Percentages indicated are based on net assets of $145,630,516.

  (b) The aggregate identified cost on a tax basis is $138,780,182, resulting in gross unrealized appreciation and depreciation of $7,372,232 and $1,387,942, respectively, or net unrealized appreciation of $5,984,290.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

      The rates shown on VRDN and mandatory put bonds and Floating Rate Bonds
      (FRB) are the current interest rates at August 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following industry sector concentration greater than 10% at August 31, 2004 (as a percentage of net assets):

      Health care        14.1%

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA               22.4%
      FGIC               17.2
      AMBAC              11.4

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004